SCHEDULE OF SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and Development [Abstract]
Capitalized software development costs	$ 129,000	$ 70,000	$ 455,000	$ 448,000